EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2017	2016	2017	2016
Net income attributable to general partner and limited partner interests	53,828	27,982	77,382	44,733
Less: distributions paid (1)	(40,807)	(38,190)	(81,614)	(76,380)
Under/(over) distributed earnings	13,021	(10,208)	(4,232)	(31,647)
Under/(over) distributed earnings attributable to:
Common unitholders	11,644	(10,004)	(4,147)	(31,014)
Net income attributable to:
Common unitholders	51,635	25,269	75,834	39,532
Basic:
Weighted average units outstanding (in thousands)	69,248	45,304	67,990	45,218
Diluted:
Weighted average units outstanding (in thousands)	69,248	45,304	67,990	45,218
Earnout units	749	—	749	—
Common unit and common unit equivalents	69,997	45,304	68,739	45,218

Earnings per unit (basic and diluted):
Basic - Common unitholders	$0.75	$0.56	$1.12	$0.87
Diluted - Common unitholders	$0.74	$0.56	$1.10	$0.87
Cash distributions declared and paid in the period per unit(2):	$0.58	$0.58	$1.16	$1.16
Subsequent event: Cash distributions declared and paid per unit relating to the period(3):	$0.58	$0.58	$0.58	$0.58
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three and six months ended June 30, 2016 of $2.2 million and $4.3 million, respectively.

(2) Refers to cash distribution declared and paid during the period.

(3) Refers to cash distribution declared and paid subsequent to the period end.